Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 7, 2018, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants), and securities that may be issued upon conversion of funds loaned to the Company by the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors in order to finance transaction costs in connection with an initial business combination (“Working Capital Loans”) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

At the Closing, the Company entered into the Amended and Restated Registration Rights Agreement with the Investors, which, among other things, amends and restates the registration rights agreement entered into by and among the Company, the Company’s initial directors and officers, the Sponsor, Jefferies LLC and EarlyBirdCapital, Inc. at the time of the Company’s Initial Public Offering. Pursuant to the terms of the Amended and Restated Registration Rights Agreement, among other things, the Company is obligated to file, not later than 120 days after the Closing, a registration statement covering the shares of common stock issued or issuable to the Investors. Pursuant to the Amended and Restated Registration Rights Agreement, the Sponsor agreed that it will not transfer (i) 1,250,000 Founder Shares held by it prior to six months after the Closing and (ii) 3,750,000 Founder Shares held by it prior to the earlier of (x) 12 months after the Closing, (y) the date on which the last sales price of common stock exceeds $12.00, subject to adjustment as provided therein and (z) the date on which the Company completes a transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, the holders of shares of common stock received as consideration in the Business Combination agreed not to transfer any of such shares held by them prior to six months after the Closing.

Underwriting Agreement

The underwriters were paid a cash underwriting fee of $4,000,000. In addition, the underwriters were entitled to a deferred underwriting fee of $0.35 per Unit, or $7,000,000 in the aggregate. The deferred fee was paid in cash upon the closing of the Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Merger Agreement

The aggregate consideration paid at the closing of the Combination to the Ittella Parent securityholders was approximately $420 million, subject to the purchase price adjustments as set forth in the Merger Agreement (the “Closing Merger Consideration”). The Closing Merger Consideration was required to be comprised of a cash amount between $50,000,000 and $75,000,000, with the remainder of the Closing Merger Consideration comprised of the Company’s common stock, valued at $10.00 per share.

An additional 5,000,000 shares of the Company’s common stock (the “Holdback Shares”) are payable after the Closing to the Ittella Parent stockholders upon satisfaction, within the first three years after the Closing, of the following conditions: (i) if the trading price of the Company’s common stock equals or exceeds $12.00 on any 20 trading days in any 30-day trading period (the “$12.00 Share Price Trigger”), then 2,500,000 Holdback Shares will be released to the Ittella Parent stockholders or (ii) if the trading price of the Company’s common stock equals or exceeds $14.00 on any 20 trading days in any 30-day trading period (each of such $14.00 trigger and the $12.00 Share Price Trigger, a “Share Price Trigger”), then 2,500,000 Holdback Shares will be released to the Ittella Parent stockholders. If a change in control occurs within the first three years after the Closing, all Holdback Shares not previously released will be released to the Ittella Parent stockholders. If the conditions to release of the Holdback Shares are not satisfied within the first three years of Closing, the Holdback Shares are forfeited.

The Sponsor, at the Closing, placed 2,500,000 Founder Shares held by it (the “Sponsor Earnout Shares”) into escrow. The vesting, release and forfeiture terms of the Sponsor Earnout Shares are the same as the vesting, release and forfeiture terms applicable to the Holdback Shares, with 50% of the Sponsor Earnout Shares vesting at each Share Price Trigger, and all Sponsor Earnout Shares released if a change of control occurs, in each case, within the first three years after the Closing. If the conditions to the release of any Sponsor Earnout Shares are not satisfied on or prior to the date that it is finally determined that the Ittella Parent stockholders are not entitled to or eligible to receive any further Holdback Releases as defined in, and pursuant to, the Merger Agreement, the Sponsor Earnout Shares will be forfeited by the Sponsor on that date.

The Company, at the Closing, placed 100,000 shares of the Company’s common stock into an adjustment escrow account. All or a portion of those shares of common stock will either be released to the Ittella Parent stockholders or released to the Company in accordance with the adjustment mechanisms set forth in Section 3.5 of the Merger Agreement.

On October 15, 2020, the Company held a special meeting of its stockholders at which the Company’s stockholders approved the Business Combination, among other things.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 7, 2018, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants), and securities that may be issued upon conversion of Working Capital Loans are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting fee of $4,000,000. In addition, the underwriters are entitled to a deferred underwriting fee of $0.35 per Unit, or $7,000,000 in the aggregate. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.